Restructuring Charges	9 Months Ended
Sep. 30, 2012
Restructuring Charges

13. Restructuring Charges

For the year ended December 31, 2011, the Company initiated a reduction in workforce resulting in an aggregate restructuring charge of approximately $1.1 million, consisting of severance and benefit payments for terminated employees. The activity in the accrued restructuring balance, included within accrued compensation on the balance sheet, was as follows for the year ended December 31, 2011 and the nine-month period ended September 30, 2012:

(in thousands)	Amount
Beginning at December 31, 2010	$—
Additions based on charges during the year	1,096
Deductions based on payments during the year	(641)

Balance at December 31, 2011	455
Deductions based on payments during the period (unaudited)	(455)

Balance at September 30, 2012 (unaudited)	$—

Of the $1.1 million restructuring charges, $0.9 million was included as part of research and development expenses and $0.2 million was included as part of general and administrative expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2011.